UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014
OPERATING ACTIVITIES
Net income		$ 77,339	$ 75,711
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		45,174	37,543
Amortization of deferred tax benefit on intragroup transfers		2,490	0
Amortization of deferred charges		3,505	1,851
Drydocking expenditure		(8,684)	(1,479)
Unrealized foreign exchange losses		89	99
Interest element included in obligations under capital leases		127	15
Trade accounts receivable		(16,302)	(22,377)
Inventories		(1,063)	669
Prepaid expenses, accrued income and other assets		(82)	9,415
Amount due to/from related companies		3,101	2,633
Trade accounts payable		5,387	502
Accrued expenses		(5,688)	4,942
Other current liabilities		(11,031)	3,323
Net cash provided by operating activities		94,362	112,847
INVESTING ACTIVITIES
Additions to vessels and equipment		(2,147)	(719)
Acquisition of subsidiaries, net of cash acquired	[1]	(5,971)	(148,048)
Restricted cash and short-term investments		(145)	147
Net cash (used in) investing activities		(8,263)	(148,620)
FINANCING ACTIVITIES
Proceeds from short-term debt due to a related party		0	20,000
Repayment of short-term debt due to a related party		(20,000)	0
Proceeds from long-term debt		270,000	75,000
Repayments of obligations under capital leases		0	(41)
Repayments of long-term debt	[1]	(440,287)	(38,350)
Non-controlling interest dividend		(5,000)	(7,420)
Cash distributions paid		(75,833)	(68,005)
Financing costs paid		(4,479)	(33)
Net cash (used in) financing activities		(125,599)	(18,849)
Net (decrease) in cash and cash equivalents		(39,500)	(54,622)
Cash and cash equivalents at beginning of period		98,998	103,100
Cash and cash equivalents at end of period		59,498	48,478
2015 Norwegian Bonds
FINANCING ACTIVITIES
Proceeds from long-term debt		$ 150,000	$ 0

[1]	In addition to the cash consideration paid for the acquisition of the Golar Eskimo in January 2015, there was a non-cash consideration in relation to the assumption of the bank debt of $162.8 million and recognition of a vendor loan of $220 million from Golar. In June 2015, we paid $120 million of the vendor loan.In addition to the cash consideration paid for the acquisition of the Golar Igloo in 2014, there were non-cash considerations including assumption of bank debt of $161.3 million and other purchase price adjustments of $3.6 million and interest rate swap asset of $3.6 million (see note 10). A total of $7.2 million in additional purchase price adjustment and the assumption of interest rate swap asset relating to the acquisition of the Golar Igloo was paid in July 2014.